SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL
As of June 30, 2026 and December 31, 2025, the share capital of the Company comprises the following:

AS OF US$ MILLIONS, EXCEPT FOR PAR VALUE AND SHARE AMOUNTS	June 30, 2026					December 31, 2025
	Par Value		Authorized to Issue	Outstanding(1)	Carrying Amount	Par Value		Authorized to Issue	Outstanding(1)	Carrying Amount
Class A Senior Preferred Shares		$25.00	100,000,000	—	$—		$25.00	100,000,000	—	$—
Class B Senior Preferred Shares	C$	25.00	100,000,000	—	—	C$	25.00	100,000,000	—	—
Class A Junior Preferred Shares	25.00		1,000,000,000	—	—	25.00		1,000,000,000	—	—
Class B Junior Preferred Shares	C$	25.00	1,000,000,000	—	—	C$	25.00	1,000,000,000	—	—
Class A Exchangeable Shares	21.76		1,500,000,000	60,150,639	1,332	21.83		1,500,000,000	59,934,825	1,333
Class A-1 Exchangeable Shares	21.76		750,000,000	—	—	21.83		750,000,000	—	—
Class B Shares	21.76		750,000	36,000	1	21.83		750,000	36,000	1
Class C Shares	1.00		1,000,000,000	297,363,572	13,725	1.00		1,000,000,000	272,687,160	12,311
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(1)The number of issued shares is the same as the number of outstanding shares for all share types, except for Class A exchangeable shares. The number of issued Class A exchangeable shares was 65,569,591 as of June 30, 2026, including 5,418,952 shares held in treasury. The number of issued Class A exchangeable shares as of December 31, 2025 was 65,307,416, including 5,372,591 shares held in treasury.
The following events impacted the Company’s share capital position for the six months ended June 30, 2026:
•On February 26, 2026, we repurchased 26,647 Class A exchangeable shares.
•On April 8, 2026, we issued 18,344,438 Class C shares to Brookfield in exchange for $1.1 billion of BBUC shares Brookfield contributed.
•On April 20, 2026, we issued 6,331,974 Class C shares to Brookfield, valued at $317 million, in exchange for certain investments contributed by Brookfield.
The following events impacted the Company’s share capital position for the six months ended June 30, 2025:
•On February 24, 2025, we repurchased 96,744 Class A exchangeable shares.
•On June 25, 2025, we issued 41,670,076 Class C shares and a promissory note to Brookfield in exchange for $3.5 billion of BAM shares Brookfield contributed.
Repurchased shares were held in treasury as of June 30, 2026 and December 31, 2025. On December 31, 2025, we issued 24,818,914 Class C shares to Brookfield in exchange for the aforementioned promissory note. Accordingly, the promissory note was no longer outstanding as of June 30, 2026 and December 31, 2025.
The movement of shares outstanding is as follows:

	2026			2025
AS OF AND FOR THE PERIODS ENDED JUN. 30 SHARE AMOUNTS	Class A Exchangeable Shares	Class B Shares	Class C Shares	Class A Exchangeable Shares(1)	Class B Shares(1)	Class C Shares
Outstanding as of January 1	59,934,825	36,000	272,687,160	62,154,774	36,000	201,116,647
Acquisition of treasury shares, net	(26,647)	—	—	(96,744)	—	—
Outstanding as of March 31	59,908,178	36,000	272,687,160	62,058,030	36,000	201,116,647
Issuances	242,461	—	24,676,412	62,454	—	41,670,076
Outstanding as of June 30	60,150,639	36,000	297,363,572	62,120,484	36,000	242,786,723
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(1)The number of shares outstanding for Class A exchangeable and Class B shares was adjusted to reflect the three-for-two stock split in the form of a stock split completed on October 9, 2025, whereby we issued one-half of a Class A exchangeable share and one-half of a Class B share for each Class A exchangeable and Class B share outstanding, respectively.